Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Line Items]
Summary of Balance Sheet Amounts and Balances of the Consolidated VIEs
The following amounts and balances of the consolidated VIEs were included in the Group’s consolidated financial statements after the elimination of intercompany balances and transactions.

	As of December 31,
	2024	2025
	RMB	RMB
ASSETS
Cash and cash equivalents	1,136,649	744,145
Restricted cash—current	17,364	32,380
Short-term investments	25,900	168,400
Accounts receivable, net	13,688	21,902
Loans receivable, net	54,817	47,253
Prepayments and other current assets	1,136,314	347,600
Restricted cash—non-current	20,000	10,000
Property and equipment, net	9,430	9,766
Long-term time deposits and other investments	518,400	1,115,000
Investments in equity investees	60,000	60,000
Intangible assets, net	69,631	94,881
Goodwill	283,256	362,120
Deferred tax assets	540	30,707
Operating lease right-of-use assets	61,771	34,022
Other non-current assets	12,708	30,898

TOTAL ASSETS	3,420,468	3,109,074

LIABILITIES
Accounts payable	11,086	15,368
Prepaid for freight listing fees and other service fees	479,476	515,731
Income tax payable	4,991	100,211
Other tax payable	862,150	433,931
Operating lease liabilities—current	37,569	25,677
Accrued expenses and other current liabilities	638,045	631,547
Deferred tax liabilities	17,308	21,967
Operating lease liabilities—non-current	22,497	567
Other non-current liabilities	12,414	12,328

TOTAL LIABILITIES	2,085,536	1,757,327

Summary of Income and Cash Flow Amounts and Balances of the Consolidated VIEs

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net Revenues	5,817,440	6,157,284	6,391,878
Net income	1,080,640	347,955	1,147,627
Net cash provided by (used in) operating activities (1)	137,792	(948,849)	715,057
Net cash used in investing activities	(240,125)	(1,051,374)	(268,280)
Net cash used in financing activities	—	—	—

(1)	It includes cash flows used in intercompany operating activities of RMB 1,703,166, RMB 1,787,075 and RMB 599,305 for the years ended December 31, 2023, 2024 and 2025, respectively.

Summary of Property and equipment	The estimated useful lives are as follows:

Category	Estimated useful lives
Office building	44 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	4 years
R&D equipment	3 years
Leasehold improvement	Over the shorter of the expected useful life or the lease term

Summary of Useful Lives of Intangible Assets
Following the initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The identifiable intangible assets acquired are amortized on a straight-line basis over the respective useful lives as follows:

The identifiable intangible assets	Amortization Years
Software	5 to 10
Trademarks	5 to 15
Platform	5
Customer relationship	10-11
Non-compete commitment	8
Intelligent Driving Technology	10

Summary of the Disaggregated Revenues
For the years ended December 31, 2023, 2024 and 2025, all of the Group’s revenues were generated in the PRC. The disaggregated revenues by revenue streams and timing of transfer of services were as follows:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Freight brokerage service-satisfied at a point of time	3,916,409	4,726,989	4,199,393
Freight listing service-satisfied over time (1)	828,152	879,489	980,158
Transaction service-satisfied at a point of time (1)	2,207,763	3,763,712	5,234,566
-satisfied overtime (1)	101,201	84,944	82,654
Credit solutions-satisfied over time	1,001,892	1,341,434	1,474,413
Other value-added services-satisfied at a point of time/ overtime (1)	380,742	442,070	518,675

Total net revenues (2)	8,436,159	11,238,638	12,489,859

(1)
Effective from January 1, 2024, the Group renamed “Transaction commission” revenue stream as “Transaction service,” which consists of all monetization from truckers related to freight matching service, including the revenue generated from intra-city business, which was previously classified under “Freight listing service” and “Other value-added services.” The comparative net revenues for the years ended December 31, 2023 have been recast to conform to this presentation. RMB101.2 million from “Freight listing service” and RMB4.7 million from “Other value-added services” were reclassified to “Transaction service” for the year ended December 31, 2023.

(2)
RMB4,173 million, RMB5,098 million and RMB4,671 million of net revenues were attributable to VAT for the years ended December 31, 2023, 2024, and 2025, respectively. The VAT related to freight brokerage service is assessed based on the total transaction price with the shipper, including the freight charge paid to the trucker (for which the Group is an agent) and the platform service fee earned by the Group.

Summary of Contract Liabilities	The Group recognized revenues at a point of time or over time that were previously deferred as contract liabilities of RMB548,917 and RMB571,185 during the years ended December 31, 2024 and 2025, respectively.

	As of December 31,
	2024	2025
	RMB	RMB
Contract balances—current
Freight listing service	462,036	493,756
Transaction service	78,709	110,771
Others	30,440	32,962
Contract balances—non current
Freight listing service	12,414	12,328

Total contract balances	583,599	649,817

Summary of Value Added Tax
Gross amount of VAT and the government grants from local financial bureaus included in cost of revenues are as the following:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Gross VAT	5,271,119	5,996,198	4,165,723
Less: government grants	(2,150,109)	(2,102,847)	(903,275)

VAT, net	3,121,010	3,893,351	3,262,448